As filed December 19 , 2023                                                                   Securities Act Registration No. 033-11905

                                                                                         Investment Company Act Registration No. 811-05010

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 218	x

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 21 9	x

Mutual Fund and Variable Insurance Trust

(Exact name of Registrant as Specified in Charter)

36 North New York Avenue

Huntington, NY 11743

(Address of Principal Executive Offices)

1-631-629-4237

(Registrant’s Telephone Number)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of Agent for service)

(Notices should be sent to the Agent for Service)

Copies to:

Michael P. O’Hare

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103-7018

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)

X	on January 18, 2024 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(i)

on __________ pursuant to paragraph (a)(i)

75 days after filing pursuant to paragraph (a)(ii)

on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C filed in Post-Effective Amendment No. 217 to the Registration Statement on Form N-1A of Mutual Fund and Variable Insurance Trust on behalf of Rational Inflation Growth Fund (to be renamed “Rational Real Assets Fund”), as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on October 26, 2023 (Accession Number 0001580642-23-005736), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of Post-Effective Amendment No. 217 to the Registration Statement until January 18, 2024.

SIGNATURES

Pursuant to the requirements of the Securities Act and Investment Company Act, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Huntington, and the State of New York, and City of San Juan, Commonwealth of Puerto Rico, on December 19, 2023.

Mutual Fund and Variable Insurance Trust

BY: /s/ Michael Schoonover

Michael Schoonover

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated:

/s/ Michael Schoonover                                                                    December 19 , 2023

Michael Schoonover, President and Principal Executive Officer             Date

/s/ Erik Naviloff *                                                                            December 19 , 2023

Erik Naviloff, Treasurer and Principal                                                  Date

Financial Officer, and Principal Accounting Officer

/s/ Tobias Caldwell*                                                                         December 19 , 2023
Tobias Caldwell, Trustee                                                                   Date

/s/ Stephen Lachenauer*                                                                  December 19 , 2023

Stephen Lachenauer, Trustee                                                             Date

/s/ Donald McIntosh*                                                                     December 19 , 2023

Donald McIntosh, Trustee                                                                Date

*BY:     /s/ Jennifer A. Bailey

Jennifer A. Bailey

Secretary

(Pursuant to Powers of Attorney previously filed for Caldwell, Lachenauer, McIntosh, and Naviloff)